First Trust Consumer Discretionary AlphaDEX Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Trust Consumer Discretionary AlphaDEX Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust Consumer Discretionary AlphaDEX Fund
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Total Annual Fund Operating Expenses		0.73%
Fee Waiver and Expense Reimbursement	[1]	0.03%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.70%
[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until December 6, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 6, 2012 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until December 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 28, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following December 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust Consumer Discretionary AlphaDEX Fund	72	274	504	1,166

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive- style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of December 31, 2010, the Index was comprised of 122 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

CONSUMER DISCRETIONARY SECTOR RISK. The Fund invests in the securities of companies in the consumer discretionary sector to approximately the same extent as the Index. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Consumer Discretionary Index (formerly the Russell 1000(R) Consumer Discretionary and Services Index), on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Consumer Discretionary Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Calendar Year Total Returns as of 12/31

The Fund's year-to-date return based on NAV for the period 12/31/2010 to 9/30/2011 was -8.72%.

During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 27.90% and -28.37%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns	1 Year	Since Inception	Inception Date
First Trust Consumer Discretionary AlphaDEX Fund	31.98%	0.25%	May 08, 2007
First Trust Consumer Discretionary AlphaDEX Fund After Taxes on Distributions	31.75%	0.04%	May 08, 2007
First Trust Consumer Discretionary AlphaDEX Fund After Taxes on Distributions and Sales	20.77%	0.08%	May 08, 2007
First Trust Consumer Discretionary AlphaDEX Fund StrataQuant(R) Consumer Discretionary Index	33.03%	1.05%	May 08, 2007
First Trust Consumer Discretionary AlphaDEX Fund Russell 1000(R) Index	16.10%	(2.36%)	May 08, 2007
First Trust Consumer Discretionary AlphaDEX Fund Standard and Poor's 500(R) Consumer Discretionary Index	27.66%	0.32%	May 08, 2007
First Trust Consumer Discretionary AlphaDEX Fund Russell 1000(R) Consumer Discretionary Index	27.14%		May 08, 2007